Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash and cash due from banks	$ 3,514	$ 2,145
Interest-bearing deposits in other banks (including securities purchased under resale agreements)	20,572	13,557
Short-term investment securities	807	654
Total	24,893	16,356
Accounts receivable
Cardmember receivables (includes gross receivables available to settle obligations of a consolidated variable interest entity), less reserves	40,452	36,880
Other receivables, less reserves	3,657	3,554
Loans
Cardmember loans, (includes gross loans available to settle obligations of a consolidated variable interest entity), less reserves	60,747	57,204
Other loans, less reserves	419	412
Investment securities	7,147	14,010
Premises and equipment, at cost, less accumulated depreciation	3,367	2,905
Other assets (includes restricted cash of consolidated variable interest entities)	12,655	15,368
Total assets	153,337	146,689
Liabilities
Customer deposits	37,898	29,727
Travelers Cheques outstanding	5,123	5,618
Accounts payable	10,458	9,691
Short-term borrowings	3,424	3,414
Long-term debt (includes debt issued by consolidated variable interest entities)	59,570	66,416
Other liabilities	18,070	15,593
Total liabilities	134,543	130,459
Shareholders Equity
Common shares	232	238
Additional paid-in capital	12,217	11,937
Retained earnings	7,221	4,972
Accumulated other comprehensive (loss) income
Net unrealized securities gains, net of tax	288	57
Net unrealized derivatives losses, net of tax	(1)	(7)
Foreign currency translation adjustments, net of tax	(682)	(503)
Net unrealized pension and other postretirement benefit losses, net of tax	(481)	(464)
Total accumulated other comprehensive loss	(876)	(917)
Total shareholders equity	18,794	16,230
Total liabilities and shareholders equity	$ 153,337	$ 146,689